Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Classification and Measurement of Financial Assets and Liabilities

Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

Classification and measurement IFRS 9
Cash	Amortized cost
Amounts receivable	Amortized cost
Investment	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	Amortized cost
Deferred acquisition payments	Amortized cost

At April 30, 2021, the Company is exposed to currency risk through the following assets and liabilities denominated in US dollars and Euros:

	Euros	US Dollars
(in thousands)	(€)	(US $)
Cash	2,014	23,733
Amounts receivable	1,039	1,027
Investment	80	—
	3,133	24,760

Accounts payable and accrued liabilities	(867)	(414)
Deferred acquisition payments	(336)	—
Leases	(664)	(504)
	(1,867)	(918)

Net	1,266	23,842

Schedule of Contractual Cash Flow Requirements

Contractual cash flow requirements as at April 30, 2021 were as follows:

	< 1 year	1 - 2 years	2 - 5 years	>5 years	Total
(in thousands)	$	$	$	$	$
Accounts payable and accrued liabilities	3,011	—	—	—	3,011
Leases	1,105	871	113	—	2,089
Convertible debentures	—	1,637	—	—	1,637
Total(1)	4,116	2,508	113	—	6,737

(1)	$498,361 final deferred acquisition payment not included in this table is to be settled by issuance of shares.